UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

 (Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

 90 Hudson Street, Jersey City, NJ 07302

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2014

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.75%

Aerospace & Defense 4.70%

Boeing Co. (The)	333,600	$41,787
Honeywell International, Inc.	1,351,400	123,288
Lockheed Martin Corp.	597,000	90,093
United Technologies Corp.	596,600	68,025
Total		323,193

Air Freight & Logistics 1.71%

United Parcel Service, Inc. Class B	1,235,000	117,609

Auto Components 0.10%

Johnson Controls, Inc.	143,200	6,604

Automobiles 0.10%

Ford Motor Co.	482,923	7,224

Beverages 1.22%

Coca-Cola Co. (The)	1,290,100	48,792
Dr. Pepper Snapple Group, Inc.	738,827	35,375
Total		84,167

Biotechnology 0.50%

Amgen, Inc.	291,700	34,698

Capital Markets 0.85%

Ares Capital Corp.	1,018,578	18,039
Eaton Vance Corp.	286,600	10,911
Federated Investors, Inc. Class B	358,700	9,645
Lazard Ltd. Class A	172,500	7,376
Waddell & Reed Financial, Inc. Class A	190,600	12,355
Total		58,326

Chemicals 3.40%

Airgas, Inc.	75,739	7,819
E.I. du Pont de Nemours & Co.	1,890,300	115,327
Eastman Chemical Co.	885,300	69,018
Huntsman Corp.	1,896,707	41,576
Total		233,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2014

Investments	Shares	Fair Value (000)
Commercial Banks 5.69%

BB&T Corp.	1,305,449	$48,837
Fifth Third Bancorp	4,475,670	94,079
First Niagara Financial Group, Inc.	1,174,800	10,150
PNC Financial Services Group, Inc. (The)	261,900	20,920
U.S. Bancorp	2,801,000	111,284
Wells Fargo & Co.	2,338,485	106,027
Total		391,297

Commercial Services & Supplies 0.50%

Pitney Bowes, Inc.	1,355,200	34,124

Communications Equipment 2.39%

QUALCOMM, Inc.	2,217,300	164,568

Computers & Peripherals 3.45%

Apple, Inc.	386,975	193,720
EMC Corp.	450,300	10,915
NetApp, Inc.	774,800	32,805
Total		237,440

Containers & Packaging 0.27%

Packaging Corp. of America	287,600	18,579

Diversified Financial Services 3.46%

JPMorgan Chase & Co.	4,300,442	238,072

Diversified Telecommunication Services 3.15%

AT&T, Inc.	1,022,349	34,065
Verizon Communications, Inc.	3,799,151	182,435
Total		216,500

Electric: Utilities 3.85%

American Electric Power Co., Inc.	802,900	39,190
Duke Energy Corp.	1,038,839	73,363

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2014

Investments	Shares	Fair Value (000)
Electric: Utilities (continued)

Entergy Corp.	981,184	$61,844
FirstEnergy Corp.	228,200	7,186
Great Plains Energy, Inc.	440,500	10,872
PPL Corp.	967,600	29,579
Westar Energy, Inc.	335,200	11,119
Xcel Energy, Inc.	1,103,200	31,893
Total		265,046

Electrical Equipment 0.36%

Emerson Electric Co.	131,400	8,665
Rockwell Automation, Inc.	138,010	15,849
Total		24,514

Energy Equipment & Services 1.22%

Schlumberger Ltd.	484,898	42,462
Seadrill Ltd.	1,168,400	41,724
Total		84,186

Food & Staples Retailing 3.63%

Kroger Co. (The)	1,242,400	44,851
Wal-Mart Stores, Inc.	2,743,200	204,862
Total		249,713

Food Products 1.22%

ConAgra Foods, Inc.	714,500	22,714
Ingredion, Inc.	106,200	6,616
Kellogg Co.	942,660	54,656
Total		83,986

Health Care Equipment & Supplies 2.27%

Baxter International, Inc.	1,785,400	121,943
Becton, Dickinson & Co.	108,000	11,677
ResMed, Inc.	518,900	22,629
Total		156,249

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2014

Investments	Shares	Fair Value (000)
Health Care Providers & Services 0.10%

Quest Diagnostics, Inc.	133,500	$7,009

Hotels, Restaurants & Leisure 2.68%

Brinker International, Inc.	422,800	20,446
McDonald’s Corp.	1,739,500	163,809
Total		184,255

Household Durables 0.26%

Tupperware Brands Corp.	224,700	17,607

Household Products 1.85%

Kimberly-Clark Corp.	1,161,729	127,058

Industrial Conglomerates 1.37%

3M Co.	298,200	38,226
General Electric Co.	2,238,635	56,257
Total		94,483

Information Technology Services 2.36%

International Business Machines Corp.	920,150	162,572

Insurance 6.27%

ACE Ltd. (Switzerland)(a)	638,800	59,926
Allstate Corp. (The)	1,704,100	87,250
Assured Guaranty Ltd.	323,100	6,834
AXIS Capital Holdings Ltd.	183,623	8,267
Endurance Specialty Holdings Ltd.	141,300	7,403
Hartford Financial Services Group, Inc.	476,100	15,830
MetLife, Inc.	1,595,954	78,281
Protective Life Corp.	203,400	9,969
Prudential Financial, Inc.	1,206,600	101,825
Reinsurance Group of America, Inc.	122,300	9,132
Validus Holdings Ltd.	397,700	14,285
XL Group plc (Ireland)(a)	1,128,500	32,433
Total		431,435

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2014

Investments	Shares	Fair Value (000)
Leisure Equipment & Products 0.29%

Mattel, Inc.	531,127	$20,098

Machinery 2.30%

Cummins, Inc.	307,400	39,034
Deere & Co.	1,384,446	119,007
Total		158,041

Media 0.80%

Cinemark Holdings, Inc.	247,300	7,248
Viacom, Inc. Class B	579,800	47,602
Total		54,850

Metals & Mining 0.11%

Reliance Steel & Aluminum Co.	110,800	7,750

Multi-Line Retail 1.95%

Kohl’s Corp.	942,986	47,744
Macy’s, Inc.	512,727	27,277
Nordstrom, Inc.	630,813	36,240
Target Corp.	403,286	22,842
Total		134,103

Multi-Utilities 1.54%

Ameren Corp.	197,300	7,466
CMS Energy Corp.	739,500	20,551
PG&E Corp.	1,283,500	54,099
SCANA Corp.	318,000	15,032
TECO Energy, Inc.	534,400	8,753
Total		105,901

Office Electronics 0.50%

Xerox Corp.	3,159,200	34,277

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2014

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 9.14%

Chevron Corp.	1,342,532	$149,867
ConocoPhillips	752,200	48,856
Exxon Mobil Corp.	475,587	43,830
Kinder Morgan, Inc.	195,300	6,642
Murphy Oil Corp.	699,700	39,610
Occidental Petroleum Corp.	2,279,984	199,658
Peabody Energy Corp.	1,165,700	19,875
Valero Energy Corp.	2,355,350	120,358
Total		628,696

Paper & Forest Products 1.31%

Domtar Corp. (Canada)(a)	140,500	15,091
International Paper Co.	1,573,100	75,100
Total		90,191

Personal Products 0.53%

Herbalife Ltd.	568,800	36,614

Pharmaceuticals 7.87%

Bristol-Myers Squibb Co.	2,290,721	114,467
Eli Lilly & Co.	2,595,400	140,178
Merck & Co., Inc.	631,386	33,444
Pfizer, Inc.	8,346,600	253,737
Total		541,826

Professional Services 0.15%

Robert Half International, Inc.	255,600	10,679

Real Estate Investment Trusts 4.00%

Alexandria Real Estate Equities, Inc.	288,200	20,211
American Capital Agency Corp.	337,800	7,077
Annaly Capital Management, Inc.	794,300	8,555
BioMed Realty Trust, Inc.	897,500	17,510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2014

Investments	Shares	Fair Value (000)
Real Estate Investment Trusts (continued)

Brandywine Realty Trust	658,900	$9,389
Camden Property Trust	357,600	22,107
CBL & Associates Properties, Inc.	405,000	6,881
DDR Corp.	1,749,000	27,407
Duke Realty Corp.	905,200	14,221
Health Care REIT, Inc.	583,000	33,767
Home Properties, Inc.	191,400	10,671
Liberty Property Trust	393,700	14,331
Post Properties, Inc.	155,800	7,312
ProLogis, Inc.	502,200	19,465
Retail Properties of America, Inc. Class A	589,100	7,770
Simon Property Group, Inc.	122,650	18,991
Starwood Property Trust, Inc.	229,500	6,931
Ventas, Inc.	125,500	7,830
Vornado Realty Trust	80,600	7,401
Weingarten Realty Investors	257,500	7,465
Total		275,292

Road & Rail 0.87%

CSX Corp.	2,238,000	60,225

Semiconductors & Semiconductor Equipment 3.03%

Avago Technologies Ltd. (Singapore)(a)	438,200	23,943
Intel Corp.	4,390,800	107,750
Linear Technology Corp.	252,900	11,264
Maxim Integrated Products, Inc.	776,700	23,503
Microchip Technology, Inc.	936,900	42,030
Total		208,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2014

Investments	Shares	Fair Value (000)
Software 2.76%

Microsoft Corp.	4,725,600	$178,864
Symantec Corp.	502,000	10,748
Total		189,612

Specialty Retail 0.79%

American Eagle Outfitters, Inc.	1,708,900	23,121
Chico’s FAS, Inc.	443,100	7,355
L Brands, Inc.	452,400	23,688
Total		54,164

Textiles, Apparel & Luxury Goods 0.43%

Coach, Inc.	623,900	29,879

Tobacco 2.45%

Altria Group, Inc.	489,349	17,235
Philip Morris International, Inc.	1,935,600	151,248
Total		168,483
Total Common Stocks (cost $6,218,117,139)		6,863,425

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.43%

Repurchase Agreement

Repurchase Agreement dated 1/31/2014, Zero Coupon due 2/3/2014 with Fixed Income Clearing Corp. collateralized by $30,030,000 of U.S. Treasury Note at 1.00% due 3/31/2017; value: $30,314,474; proceeds: $29,716,151 (cost $29,716,151)	$29,716	29,716
Total Investments in Securities 100.18% (cost $6,247,833,290)		6,893,141

Liabilities in Excess of Cash and Other Assets(b) (0.18)%		(12,452)

Net Assets 100.00%		$6,880,689

(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Cash and Other Assets include net unrealized depreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT AFFILIATED FUND, INC. January 31, 2014

Open Futures Contracts at January 31, 2014:
Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	March 2014	312	Long	$27,714,960	$(677,526)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$6,863,425	$—	$—	$6,863,425
Repurchase Agreement	—	29,716	—	29,716
Total	$6,863,425	$29,716	$—	$6,893,141
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(678)	—	—	(678)
Total	$(678)	$—	$—	$(678)

(1)	Refer to note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended January 31, 2014.

See Notes to Schedule of Investments.

Notes to Schedule of Investment (unaudited)

1. ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)	Futures Contracts-The Fund entered into index futures contracts to manage cash, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(e)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all

Notes to Schedule of Investment (unaudited) (concluded)

times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(f)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

• Level 1 - unadjusted quoted prices in active markets for identical investments;
• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other investments as of January 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts during the period ended January 31, 2014 (as described in note 2(d)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. As of January 31, 2014, the Fund had an index futures contract with a cumulated unrealized depreciation of $677,526, which is included on the Schedule of Investments.

4.	FEDERAL TAX INFORMATION

As of January 31, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$6,255,452,660
Gross unrealized gain	766,508,293
Gross unrealized loss	(128,820,425)
Net unrealized security gain	$637,687,868

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Item 2:		Controls and Procedures.

	(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:		Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 26, 2014

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 26, 2014

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 26, 2014